UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Principal
Amount ($)	Security Description	Value ($)

Long-Term Investments — 143.2%

Asset Backed Securities — 12.7%
200,000	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 5.98%, 11/15/11 (m)	195,294
158,868	Capital One Auto Finance Trust,
	Series 2004-A, Class A4, FRN, 5.85%, 03/15/11 (m)	158,743
880,000	Capital One Multi-Asset Execution Trust,
	Series 2003-A, FRN, 7.00%, 12/15/10 (i)	878,762
118,413	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-HE3, Class A, FRN, 5.51%, 12/25/33 (m)	115,776
99,387	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	98,969
	Countrywide Asset-Backed Certificates,
190,000	Series 2003-5, Class MF1, 5.41%, 01/25/34 (m)	187,297
1,056	Series 2004-1, Class 3A, FRN, 5.41%, 04/25/34 (m)	1,017
120,000	Series 2004-1, Class M1, FRN, 5.63%, 03/25/34 (m)	113,907
100,000	Series 2004-1, Class M2, FRN, 5.68%, 03/25/34 (m)	92,997
	Countrywide Home Equity Loan Trust,
115,247	Series 2004-I, Class A, FRN, 6.04%, 02/15/34 (m)	113,662
40,211	Series 2004-K, Class 2A, FRN, 6.05%, 02/15/34 (m)	39,790
43,119	Series 2005-B, Class 2A, FRN, 5.93%, 05/15/35 (m)	42,691
36,371	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	36,193
	First Franklin Mortgage Loan Asset Backed Certificates,
125,000	Series 2005-FF2, Class M3, FRN, 5.61%, 03/25/35 (m)	115,937
250,000	Series 2005-FF11, Class M1, FRN, 5.56%, 11/25/35 (m)	228,050
6,436	GSAMP Trust,
	Series 2004-OPT, Class A1, FRN, 5.47%, 11/25/34 (m)	6,356
210,000	Home Equity Asset Trust,
	Series 2005-8, Class M2, FRN, 5.58%, 02/25/36 (m)	191,998
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, FRN, 5.81%, 08/25/33 (m)	289,082
190,000	Series 2004-1, Class M1, FRN, 5.63%, 02/25/34 (m)	183,951
125,000	Series 2004-1, Class M2, FRN, 5.68%, 02/25/34 (m)	119,840
250,000	Series 2004-3, Class M1, FRN, 5.70%, 07/25/34 (m)	237,888
125,000	MASTR Asset Backed Securities Trust,
	Series 2005-OPT1, Class M2, FRN, 5.55%, 03/25/35 (m)	117,775
275,000	MBNA Credit Card Master Note Trust,
	Series 2001-C2, Class C2, FRN, 6.90%, 12/15/10 (e) (m)	275,585
	New Century Home Equity Loan Trust,
125,000	Series 2005-1, Class M1, FRN, 5.58%, 03/25/35 (m)	118,163
12,479	Series 2005-2, Class A2B, FRN, 5.31%, 06/25/35 (m)	12,470
	Option One Mortgage Loan Trust,
43,806	Series 2003-1, Class A2, FRN, 5.55%, 02/25/33 (m)	43,273
23,968	Series 2003-5, Class A2, FRN, 5.45%, 08/25/33 (m)	23,416
	Residential Asset Securities Corp,

14,284	Series 2002-KS4, Class AIIB, FRN, 5.63%, 07/25/32 (m)	13,999
24,144	Series 2003-KS5, Class AIIB, FRN, 5.71%, 07/25/33 (m)	23,901
22,482	Series 2003-KS9, Class A2B, FRN, 5.77%, 11/25/33 (m)	22,240
250,000	Series 2005-KS11, Class M2, FRN, 5.55%, 12/25/35 (m)	228,650
250,000	Soundview Home Equity Loan Trust,
	Series 2005-OPT4, Class M1, FRN, 5.59%, 12/25/35 (m)	227,833
94,516	Triad Auto Receivables Owner Trust,
	Series 2003-B, Class A4, 3.20%, 12/13/10	93,243
	Wachovia Asset Securitization, Inc.,
34,132	Series 2002-HE2, Class A, FRN, 5.56%, 12/25/32	33,831
58,502	Series 2003-HE2, Class AII1, FRN, 5.39%, 06/25/33,	58,296
129,235	Series 2003-HE3, Class A, FRN, 5.38%, 11/25/33	127,640
	Total Asset-Backed Securities
	(Cost $5,059,870)	4,868,515

Collateralized Mortgage Obligations — 27.0%

Agency CMO — 8.1%
	Federal Home Loan Mortgage Corp. Interest STRIPS,
382,560	Series 237, Class S23, IF, IO, 1.35%, 05/15/36 (m)	33,832
160,232	Series 239, Class S30, IF, IO, 2.09%, 08/15/36 (m)	14,660
1,368,975	Series 240, Class S22, IF, IO, 1.40%, 07/15/36 (m)	123,964
	Federal Home Loan Mortgage Corp. REMICS,
274,986	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	7,125
219,116	Series 2766, Class SW, IF, IO, 1.45%, 09/15/29 (m)	12,616
709,125	Series 2779, Class SM, IF, IO, 1.40%, 10/15/18 (m)	42,140
250,729	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	8,255
2,018,707	Series 2813, Class SB, IF, IO, 1.30%, 02/15/34 (m)	138,144
1,741,964	Series 2861, Class GS, IF, IO, 1.45%, 01/15/21 (m)	43,581
139,888	Series 3036, Class NS, IF, IO, 1.45%, 08/15/35 (m)	11,331
454,137	Series 3117, Class ES, IF, IO, 1.40%, 02/15/36 (m)	41,370
934,109	Federal National Mortgage Association Interest STRIPS,
	Series 367, Class 2, IO, 5.50%, 01/25/36 (m)	245,150
	Federal National Mortgage Association REMICS,
305,000	Series 2002-81, Class SJ, IF, IO, 2.37%, 04/25/32 (m)	26,024
598,366	Series 2004-61, Class TS, IF, IO, 1.97%, 10/25/31 (m)	28,201
503,478	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	47,114
324,594	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	330,064
288,067	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	293,424
729,741	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	743,017
300,908	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	306,067
293,828	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	298,866
272,561	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	277,717
	Government National Mortgage Association,
56,156	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	1,369
280,660	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	12,519
3,207	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	5
		3,086,555

Non-Agency CMO — 18.9%
	Adjustable Rate Mortgage Trust,
36,828	Series 2004-1, Class 9A2, FRN, 5.53%, 01/25/35 (m)	36,064
29,875	Series 2005-4, Class 7A2, FRN, 5.36%, 08/25/35 (m)	29,462

128,995	Series 2005-5, Class 6A21, FRN, 5.36%, 09/25/35 (m)	125,038
70,553	Series 2005-6A, Class 2A1, FRN, 5.44%, 11/25/35 (m)	69,333
	Countrywide Alternative Loan Trust,
522,634	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	520,021
771,361	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (m)	782,413
816,186	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	813,819
139,604	CS First Boston Mortgage Securities Corp.,
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	140,159
490,661	First Horizon Alternative Mortgage Securities,
	Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	492,555
103,611	Greenpoint Mortgage Funding Trust,
	Series 2005-AR4, Class 4A1A, FRN, 5.44%, 10/25/45 (m)	101,709
142,412	Harborview Mortgage Loan Trust,
	Series 2005-9, Class 2A1A, FRN, 5.84%, 06/20/35 (m)	139,640
92,554	Indymac Index Mortgage Loan Trust,
	Series 2004-AR7, Class A1, FRN, 5.57%, 09/25/34 (m)	90,842
105,557	Lehman Mortgage Trust,
	Series 2007-4, Class 4A1, 6.00%, 05/25/37 (m)	104,848
94,345	Medallion Trust (Australia),
	Series 2004-1G, Class A1, FRN, 5.64%, 05/25/35 (m)	93,511
	RESI Finance LP (Cayman Islands),
507,121	Series 2003-C, Class B3, FRN, 7.22%, 09/10/35 (e) (m)	498,292
93,911	Series 2003-C, Class B4, FRN, 7.42%, 09/10/35 (e) (m)	96,824
482,790	Series 2003-D, Class B3, FRN, 7.12%, 12/10/35 (e) (m)	484,451
157,835	Series 2003-D, Class B4, FRN, 7.32%, 12/10/35 (e) (m)	158,373
235,788	Series 2005-A, Class B3, FRN, 6.40%, 03/10/37 (e) (m)	220,425
96,240	Series 2005-A, Class B4, FRN, 6.50%, 03/10/37 (e) (m)	89,985
728,799	Residential Accredit Loans, Inc.,
	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	731,917
20,331	SACO I, Inc.,
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	20,483
189,933	Structured Asset Mortgage Investments, Inc.,
	Series 2005-AR2, Class 2A1, FRN, 5.36%, 05/25/45 (m)	184,745
302,586	Thornburg Mortgage Securities Trust,
	Series 2006-2, Class A2A, FRN, 5.24%, 04/25/36 (m)	301,453
	WaMu Mortgage Pass-Through Certificates,
85,682	Series 2005-AR2, Class 2A21, FRN, 5.46%, 01/25/45	84,036
207,659	Series 2005-AR9, Class A1A, FRN, 5.45%, 07/25/45	205,123
286,644	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36	287,738
340,963	Wells Fargo Mortgage Backed Securities Trust,
	Series 2007-7, Class A1, 6.00%, 06/25/37	336,381
		7,239,640
	Total Collateralized Mortgage Obligations
	(Cost $10,430,557)	10,326,195

Commercial Mortgage-Backed Securities — 11.0%
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	237,673
700,000	Series 2007-PW16, Class A4, VAR, 5.90%, 06/13/40 (m)	708,163

275,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A3, VAR, 5.91%, 03/15/49 (m)	279,978
	Credit Suisse Mortgage Capital Certificates,
415,000	Series 2006-C3, Class A3, VAR, 6.02%, 06/15/38 (m)	425,220
335,000	Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	337,776
	LB-UBS Commercial Mortgage Trust,
75,000	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	71,598
195,000	Series 2006-C4, Class A4, VAR, 6.09%, 06/15/38 (m)	200,715
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
300,000	Series 2007-6, Class A4, VAR, 5.49%, 03/12/51 (m)	296,617
520,000	Series 2007-7, Class A4, VAR, 5.81%, 06/12/50 (m)	525,166
125,000	Merrill Lynch Mortgage Trust,
	Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	126,897
	Morgan Stanley Capital I
440,000	Series 2006-IQ12, Class A4, 5.33%, 12/15/43 (m)	432,704
300,000	Series 2007-HQ11, Class A4, VAR, 5.45%, 02/12/44 (m)	296,026
270,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2006-C26, Class A3, VAR, 6.01%, 06/15/45	278,477
	Total Commercial Mortgage-Backed Securities
	(Cost $4,201,209)	4,217,010

Corporate Bonds — 34.5%

Aerospace & Defense — 0.1%
20,000	L-3 Communications Corp.,
	5.88%, 01/15/15 (m)	19,200

Beverages — 0.1%
25,000	Constellation Brands, Inc.,
	7.25%, 09/01/16 (m)	25,000

Building Products — 0.3%
120,000	Owens Corning, Inc.,
	7.00%, 12/01/36 (m)	116,789

Capital Markets — 2.5%
20,000	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	19,600
220,000	Credit Suisse USA, Inc.,
	FRN, 5.73%, 06/02/08 (m)	219,977
	Goldman Sachs Group, Inc. (The),
135,000	5.95%, 01/15/27 (m)	127,881
60,000	6.75%, 10/01/37	59,672
	Lehman Brothers Holdings, Inc.,
150,000	5.75%, 01/03/17 (m)	144,157
315,000	FRN, 5.63%, 11/10/09 (m)	307,419
60,000	Merrill Lynch & Co., Inc.,
	6.05%, 08/15/12 (m)	61,519
		940,225

Chemicals — 0.2%
30,000	Huntsman LLC,
	11.50%, 07/15/12 (m)	32,625
25,000	Nalco Co.,
	7.75%, 11/15/11 (m)	25,500
		58,125

Commercial Banks — 7.2%
90,000	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	82,959
75,000	Depfa ACS Bank (Ireland),
	5.13%, 03/16/37 (e) (m)	70,112
	Glitnir Banki HF (Iceland),
350,000	FRN, 5.52%, 10/15/08 (e) (m)	349,816
275,000	FRN, 5.62%, 04/20/10 (e) (m)	269,650
270,000	FRN, 5.80%, 01/21/11 (e) (m)	263,613
200,000	HBOS plc (United Kingdom),
	5.92%, 10/01/15 (e) (m) (x)	180,942
200,000	ICICI Bank Ltd. (India),
	FRN, 5.90%, 01/12/10 (e) (m)	198,273
250,000	Shinsei Finance II (Cayman Islands),
	7.16%, 7/25/16 (e) (m) (x)	222,656
185,000	Societe Generale (France),
	5.92%, 04/05/17 (e) (m) (x)	175,251
200,000	Standard Chartered plc (United Kingdom),
	6.41%, 01/30/17 (e) (m) (x)	184,533
300,000	VTB Capital S.A. for Vneshtorgbank (Russia),
	FRN, 5.96%, 08/01/08 (e) (m)	297,000
145,000	Wachovia Capital Trust III,
	5.80%, 03/15/11 (x)	144,027
	Woori Bank (South Korea),
150,000	VAR, 5.75%, 03/13/14 (e)	150,282
170,000	VAR, 6.21%, 05/02/37 (e)	160,326
		2,749,440

Commercial Services & Supplies — 0.2%
30,000	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	28,650
20,000	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	19,700
25,000	Quebecor World Capital Corp. (Canada),
	8.75%, 03/15/16 (e) (m)	22,687
		71,037

Consumer Finance — 1.8%
200,000	Discover Financial Services,
	FRN, 6.23%, 06/11/10 (e) (m)	195,466
30,000	Ford Motor Credit Co.,
	FRN, 6.93%, 01/15/10 (m)	28,234
45,000	GMAC LLC,
	6.88%, 08/28/12 (m)	42,209
200,000	International Lease Finance Corp.,
	FRN, 5.72%, 05/24/10 (m)	198,213
250,000	SLM Corp.,
	FRN, 5.50%, 07/27/09 (m)	240,315
		704,437

Containers & Packaging — 0.0% (g)
10,000	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	10,350

Diversified Consumer Services — 0.1%
30,000	Service Corp. International,
	7.38%, 10/01/14 (m)	30,825

Diversified Financial Services — 5.7%
375,000	CIT Group, Inc.,
	FRN, 5.71%, 08/15/08 (m)	369,339
85,000	Citigroup, Inc.,
	6.00%, 08/15/17 (m)	86,974
60,000	General Electric Capital Corp.,
	6.15%, 08/07/37 (m)	61,575
500,000	K2 (USA) LLC,
	5.36%, 02/15/09 (i)	405,500
400,000	Kaupthing Bank HF (Iceland),
	FRN, 6.06%, 01/15/10 (e) (m)	398,311
84,000	Mizuho Capital Investment 1 Ltd. (Cayman Islands),
	6.69%, 06/30/16 (e) (m) (x)	78,746
195,000	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (m) (x)	200,130
205,000	Mizuho Preferred Capital Co. LLC,
	8.79%, 06/30/08 (e) (m) (x)	208,817
120,000	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	6.35%, 07/25/16 (x)	114,068
230,000	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),
	6.08%, 01/25/17 (e) (m) (x)	212,679
55,000	Visant Corp.,
	7.63%, 10/01/12 (m)	55,963
		2,192,102

Diversified Telecommunication Services — 0.2%
30,000	Consolidated Communications Holdings, Inc.,
	9.75%, 04/01/12 (m)	30,300
27,000	Qwest Communications International, Inc.,
	FRN, 9.06%, 02/15/09 (m)	27,270
20,000	Qwest Corp.,
	8.88%, 03/15/12 (m)	21,825
		79,395

Electric Utilities — 1.2%
250,000	Ohio Power, Co.,
	FRN, 5.54%, 04/05/10 (m)	247,384
	Pacificorp,
155,000	4.30%, 09/15/08 (m)	153,564
50,000	6.25%, 10/15/37	49,938
		450,886

Food & Staples Retailing — 1.0%
200,000	CVS Caremark Corp.,
	FRN, 5.92%, 06/01/10 (m)	199,314
142,627	CVS Lease Pass-Through,
	6.04%, 12/10/28 (e) (m)	138,538
30,000	Wal-Mart Stores, Inc.,
	6.50%, 08/15/37	31,132
		368,984

Gas Utilities — 0.4%
140,000	Nakilat, Inc. (Qatar),
	6.07%, 12/31/33 (e) (m)	135,082

Health Care Equipment & Supplies — 0.1%
50,000	Fresenius Medical Care Capital Trust II,
	7.88%, 02/01/08 (m)	50,250

Health Care Providers & Services — 0.4%
	HCA, Inc.,
20,000	9.25%, 11/15/16 (e) (m)	21,250
15,000	9.63%, 11/15/16 (e) (m)	16,013
125,000	UnitedHealth Group, Inc.,
	FRN, 5.42%, 06/21/10 (e)	125,055
		162,318

Hotels, Restaurants & Leisure — 0.1%
35,000	MGM Mirage, Inc.,
	5.88%, 02/27/14 (m)	32,244

Household Durables — 0.2%
60,000	Beazer Homes USA, Inc.,
	Series L, 6.88%, 07/15/15 (m)	44,400
20,000	K Hovnanian Enterprises, Inc.,
	8.63%, 01/15/17 (m)	16,500
30,000	Sealy Mattress Co.,
	8.25%, 06/15/14 (m)	30,225
		91,125

Independent Power Producers & Energy Traders — 0.1%
45,000	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	45,113

Insurance — 2.7%
35,000	AXA S.A. (France),
	6.38%, 12/14/36 (e) (m) (x)	31,557
125,000	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	128,129
100,000	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	103,058
40,000	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	38,570
90,000	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65 (m)	85,229
200,000	Stingray Pass-Through Trust,
	5.90%, 01/12/15 (e) (m)	148,000
195,000	Swiss RE Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (m) (x)	196,560
115,000	Travelers Cos., Inc. (The),
	VAR, 6.25%, 03/15/67	111,188
210,000	XL Capital Ltd. (Cayman Islands),
	Series E, 6.50%, 04/15/17 (x)	196,146
		1,038,437

IT Services — 0.1%
Iron Mountain, Inc.,
40,000	6.63%, 01/01/16 (m)	37,400

15,000	7.75%, 01/15/15 (m)	14,963
52,363

Media — 1.6%
25,000	Charter Communications Operating LLC/Charter Communications Operating Capital,
	8.00%, 04/30/12 (e) (m)	24,875
65,000	Comcast Corp.,
	6.95%, 08/15/37 (m)	68,225
50,000	Dex Media, Inc.,
	SUB, 0.00%, 11/15/13 (m)	47,000
55,000	DIRECTV Holdings LLC,
	6.38%, 06/15/15 (m)	52,181
25,000	Echostar DBS Corp.,
	7.13%, 02/01/16 (m)	25,688
30,000	Time Warner Cable, Inc.,
	6.55%, 05/01/37 (e)	29,429
145,000	Time Warner, Inc.,
	5.88%, 11/15/16 (m)	141,852
200,000	Viacom, Inc.,
	FRN, 6.04%, 06/16/09	199,247
25,000	WMG Acquisition Corp.,
	7.38%, 04/15/14	21,750
15,000	WMG Holdings Corp.,
	SUB, 0.00%, 12/15/14	10,500
		620,747

Multi-Utilities — 0.3%
100,000	MidAmerican Energy Holdings Co.,
	6.13%, 04/01/36 (m)	97,078

Multiline Retail — 0.1%
50,000	Kohl's Corp.,
	6.88%, 12/15/37 (m)	50,205

Oil, Gas & Consumable Fuels — 3.7%
40,000	Chesapeake Energy Corp.,
	6.50%, 08/15/17 (m)	38,900
200,000	Citic Resources Finance Ltd. (Bermuda),
	6.75%, 05/15/14 (e) (m)	194,240
105,000	Enterprise Products Operating LP,
	6.30%, 09/15/17 (m)	105,144
135,000	Gaz Capital S.A. for Gazprom (Russia),
	7.29%, 08/16/37 (e) (m)	143,572
122,365	Gazprom International S.A. (Russia),
	7.20%, 02/01/20	124,659
100,000	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37 (m)	95,708
65,000	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	63,164
	Pemex Project Funding Master Trust (Mexico),
300,000	FRN, 6.99%, 06/15/10 (e) (m)	305,250
280,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
	5.83%, 09/30/16 (e) (m)	278,835
80,000	Valero Energy Corp.,

6.63%, 06/15/37	81,297
1,430,769

Paper & Forest Products — 0.1%
50,000	Georgia Pacific Corp.,
	7.70%, 06/15/15 (m)	49,750

Thrifts & Mortgage Finance — 3.1%
100,000	Bancaja US Debt S.A. (Spain),
	FRN, 5.51%, 07/10/09 (e) (m)	99,244
	Countrywide Financial Corp.,
245,000	5.80%, 06/07/12 (m)	229,635
250,000	FRN, 5.43%, 03/24/09 (m)	235,105
250,000	Sovereign Bancorp, Inc.,
	FRN, 5.90%, 03/01/09 (m)	249,652
180,000	Washington Mutual, Inc.,
	FRN, 5.64%, 08/24/09	174,046
	Washington Mutual Preferred Funding II,
100,000	6.67%, 12/15/16 (e) (x)	86,181
100,000	6.90%, 06/15/12 (e) (x)	93,772
		1,167,635

Wireless Telecommunication Services — 0.9%
200,000	America Movil S.A.B. de C.V. (Mexico),
	FRN, 5.30%, 06/27/08 (e) (m)	199,790
20,000	Dobson Cellular Systems, Inc.,
	8.38%, 11/01/11 (m)	21,225
25,000	Intelsat Bermuda Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	25,937
120,000	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	115,263
		362,215
	Total Corporate Bonds
	(Cost $13,680,033)	13,202,126

Foreign Government Securities — 5.1%
55,000	Brazilian Government International Bond (Brazil),
	12.25%, 03/06/30 (e)	94,738
100,000	Guatemala Government Bond (Guatemala),
	9.25%, 08/01/13	113,500
280,000	IIRSA Norte Finance Ltd. (Peru),
	8.75%, 05/30/24	331,100
345,000	Petroleos de Venezuela S.A. (Venezuela),
	5.50%, 04/12/37	212,175
200,000	Republic of Argentina (Argentina),
	FRN, 5.37%, 08/03/12	113,400
75,000	Russian Federation (Russia),
	12.75%, 06/24/28	133,500
85,000	United Kingdom Gilt (United Kingdom),
	4.50%, 12/07/42	171,910
	United Mexican States (Mexico),
95,000	8.00%, 09/24/22	115,187
400,000	FRN, 6.06%, 01/13/09	401,600
240,000	Republic of Venezuela (Venezuela),

9.38%, 01/13/34	250,800
Total Foreign Government Securities
(Cost $1,943,416)	1,937,910

Mortgage Pass-Through Securities — 49.5%
	Federal Home Loan Mortgage Corp. Conventional Pools,
864,008	ARM, 5.84%, 11/01/36 (m)	871,782
475,466	ARM, 5.87%, 01/01/37 (m)	478,313
4,445,000	TBA, 5.00%, 10/15/37	4,239,419
1,350,000	TBA, 6.00%, 10/15/37	1,351,266
57,952	Federal Home Loan Mortgage Corp. Gold Pool,
	6.00%, 02/01/35 (m)	58,068
	Federal National Mortgage Association Various Pools,
750,000	TBA, 4.50%, 10/25/22	722,109
600,000	TBA, 5.00%, 10/25/22	588,000
745,000	TBA, 6.00%, 10/25/22	754,778
1,000,000	TBA, 6.00%, 11/25/22	1,012,812
3,075,000	TBA, 6.00%, 10/15/37	3,078,844
1,740,000	TBA, 6.50%, 10/25/37	1,771,537
180,000	TBA, 6.50%, 11/25/37	183,094
1,200,000	TBA, 7.00%, 10/25/37	1,238,250
1,000,000	TBA, 7.00%, 11/25/37	1,030,938
	Government National Mortgage Association Various Pools,
775,000	TBA, 6.00%, 10/15/37	779,844
775,000	TBA, 6.50%, 10/15/37	791,953
	Total Mortgage Pass-Through Securities
	(Cost $18,982,986)	18,951,007

U.S. Treasury Obligations — 3.4%
	U.S. Treasury Bonds,
120,000	4.75%, 02/15/37 (m)	118,341
150,000	6.75%, 08/15/26 (k)	183,938
360,000	7.25%, 08/15/22 (k)	450,000
	U.S. Treasury Notes,
335,000	4.63%, 07/31/09 (m)	338,847
220,000	4.75%, 08/15/17 (m)	222,956
	Total U.S. Treasury Obligations
	(Cost $1,273,885)	1,314,082
	Total Long-Term Investments
	(Cost $55,571,956)	54,816,845

Number of
Contracts

Options Purchased — 0.0% (g)

Put Options Purchased — 0.0% (g)
13	30 Day Federal Funds Futures,
	Expiring 11/30/07 @ 94.75, American Style
	(Cost $579)	135

Short-Term Investment — 1.5%

Investment Company — 1.5%
581,235	JPMorgan Prime Money Market Fund,
Institutional Class (b) (m)

(Cost $581,235)	581,235

Total Investments — 144.7%
(Cost $56,153,770)	55,398,215

Liabilities in Excess of Other Assets — (44.7)%	(17,122,470)

NET ASSETS — 100.0%	$38,275,745

Percentages indicated are based on next assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	2 Year U.S. Treasury Notes	December, 2007	$ 1,449,328	$ 2,980
10	5 Year U.S. Treasury Notes	December, 2007	1,070,313	(2,528)
1	U.S. Treasury Bond	December, 2007	111,344	(2,034)
	Short Futures Outstanding
(16)	5 Year Swap Future	December, 2007	(1,680,000)	6,541
(9)	10 Year Swap Future	December, 2007	(954,984)	10,029
(21)	10 Year U.S. Treasury Notes	December, 2007	(2,294,906)	11,957
(2)	Eurodollar	December, 2007	(475,775)	(306)
(2)	Eurodollar	March, 2008	(477,400)	(819)
(2)	Eurodollar	June, 2008	(478,125)	(1,331)
(2)	Eurodollar	September, 2008	(478,450)	(1,806)
(2)	Eurodollar	December, 2008	(478,425)	(2,081)
(2)	Eurodollar	March, 2009	(478,075)	(2,019)
(2)	Eurodollar	June, 2009	(477,500)	(1,756)
(2)	U.K. Treasury Gilt	December, 2007	(437,598)	3,078
				$ 19,905

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 09/30/07	NET UNREALIZED APPRECIATION (DEPRECIATION)
88,100	GBP	11/09/07	$ 178,308	$ 180,103	$ (1,795)

Short Positions
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (325,000)	FHLMC, TBA, 5.50%, 10/15/37	$ (318,195)
(1,065,000)	FHLMC, TBA, 6.50%, 10/15/49	(1,083,970)
(60,000)	FNMA, TBA, 5.50%, 10/25/37	(58,763)
(4,000,000)	FNMA, TBA, 6.00%, 11/25/37	(4,001,248)
	(Proceeds received $5,551,223)	$ (5,462,176)

Credit Default Swaps
	SWAP	BUY/SELL	PORTFOLIO PAYS/RECEIVES	TERMINATION	NOTIONAL
REFERENCED OBLIGATION	COUNTERPARTY	PROTECTION	FIXED RATE (r)	DATE	AMOUNT	VALUE
AutoZone Inc., 5.88%, 10/15/12	Bank of America	Buy	58 BPS quarterly	03/20/14	$ 250,000	$ (2,145)
Gannett Co., Inc., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	400,000	8,419
Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	580,000	(182)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	100,000	1,828
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	100,000	1,615
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	170,000	2,752
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	170,000	3,171
Hannover Finance Co., 5.75%, 02/26/24	Morgan Stanley Capital Services	Buy	9.5 BPS quarterly	12/20/11	400,000	1,940
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	250,000	(489)
Kaupthing Bunadarbanki HF, 5.77%, 12/01/09	Morgan Stanley Capital Services	Sell	31 BPS quarterly	12/20/07	800,000	(1,473)
Kazkommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	90,000	(6,683)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	170,000	(13,525)
Kazkommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	90,000	(6,842)
Kroger Co., 5.50%, 02/01/13	Lehman Brothers Special Financing	Buy	58 BPS quarterly	03/20/14	200,000	(1,983)
Marriott International, Inc., 4.63%, 06/15/12	Morgan Stanley Capital Services	Buy	58 BPS quarterly	06/20/14	150,000	(899)
New York Times Co. (The), 4.61%, 9/26/12	Barclays Bank plc	Buy	65 BPS quarterly	06/20/17	150,000	2,121
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	590,000	(14,227)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	50,000	1,677
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	296.5 BPS semi-annually	10/20/10	260,000	2,372
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	350,000	3,970
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	430,000	3,421
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	400 BPS semi-annually	10/20/10	150,000	6,292
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	390,000	18,411
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	170,000	(11,714)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	350,000	(24,703)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	430,000	(34,374)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	335 BPS semi-annually	10/20/10	150,000	(14,208)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	190,000	3,533
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	200,000	3,791
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products	Buy	103 BPS semi-annually	12/20/11	185,000	(2,690)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	120,000	(2,136)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	10,000	(141)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	370,000	(5,381)
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	50,000	118
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	180,000	116
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	110,000	166
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	210,000	(2,679)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	390,000	(5,782)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	150,000	(1,854)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	85,000	(648)
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	180,000	(11,442)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	160,000	(10,089)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	50,000	(3,151)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	110,000	(6,911)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	180,000	(10,738)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	750,000	(8,733)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	75,000	(958)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	750,000	2,138
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	75,000	239
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	590,000	6,873
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	100,000	(891)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	100,000	(183)
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products	Sell	45.5 BPS semi-annually	12/20/11	370,000	(2,206)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	240,000	(748)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	20,000	(119)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	740,000	(4,261)
SafeWay, Inc., 5.80%, 08/15/12	Morgan Stanley Capital Services	Buy	65 BPS quarterly	06/20/14	200,000	(2,377)
Southwest Airlines, 6.50, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	350,000	(1,297)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	590,000	(9,737)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	590,000	12,523
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	390,000	(598)
VTB Capital SA, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	170,000	(3,856)
						$ (145,567)

Price Lock Swaps
	REFERENCED		TERMINATION	NOTIONAL
SWAP COUNTERPARTY	OBLIGATION	PRICE LOCK	DATE	AMOUNT	VALUE
Citibank, N.A. (b)	FHLMC Gold 30 Year, 6.00%, TBA	$ 100.23	10/04/07	$ 3,065,000	$ 239
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	97.86	10/24/07	1,095,000	6,635
Deutsche Bank AG, New York (b)	FHLMC Gold 30 Year, 5.00%, TBA	94.98	10/04/07	2,600,000	16,439
Deutsche Bank AG, New York (b)	FHLMC Gold 30 Year, 6.00%, TBA	100.22	10/04/07	5,045,000	1,181
Deutsche Bank AG, New York (a)	FNMA 30 Year, 5.00%, TBA	95.39	10/04/07	2,250,000	(4,215)
Deutsche Bank AG, New York (b)	FNMA 30 Year, 5.50%, TBA	98.14	10/04/07	3,900,000	(456)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.00%, TBA	100.19	11/06/07	7,600,000	(590)
Deutsche Bank AG, New York (a)	FNMA 30 Year, 6.50%, TBA	101.46	10/04/07	1,950,000	(8,372)
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.00%, 08/31/09	99.84	10/24/07	2,400,000	5,146
Lehman Brothers Special Financing (b)	FNMA 15 Year, 5.50%, TBA	100.34	10/09/07	3,200,000	(16,978)
Lehman Brothers Special Financing (a)	FNMA 30 Year, 6.00%, TBA	99.97	10/04/07	3,500,000	(10,382)
Union Bank of Switzerland AG (b)	FNMA 30 Year, 5.00%, TBA	95.57	10/04/07	3,740,000	146
					$ (11,207)
(a) Portfolio pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Portfolio pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swap
	REFERENCED	PAYMENTS MADE BY	PAYMENTS RECEIVED BY	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	OBLIGATION	THE PORTFOLIO (r)	THE PORTFOLIO (r)	DATE	AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR +20 BPS	Total Return on TransCredit Bank, 7.30%, 02/26/09	02/26/09	$ 500,000	$ 24,060

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is a 144A or private placement security and can only be sold to qualified institutional buyers.
Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

Market Value	Percentage
$ 405,500	1.1%

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of
September 30, 2007.

ARM	Adjustable Rate Mortgage
BPS	Basis Points
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.
GBP	British Pound
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
The interest rate shown is the rate in effect as of September 30, 2007. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2007.
TBA	To Be Announced
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$288,465
Aggregate gross unrealized depreciation	(1,044,020)
Net unrealized appreciation/depreciation	$(755,555)

Federal income tax cost of investments	$56,153,770

JPMorgan International Equity Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.6% (l)

Common Stocks — 99.5%

Australia — 2.1%
47,550	BHP Billiton Ltd.	1,856,741

Belgium — 1.4%
24,996	Dexia S.A.	756,801
15,880	Fortis	468,155
		1,224,956

Brazil — 3.2%
53,064	Companhia Vale do Rio Doce ADR	1,800,462
13,596	Petroleo Brasileiro S.A. ADR	1,026,498
		2,826,960

Egypt — 0.2%
1,135	Orascom Construction Industries GDR	192,301

Finland — 2.0%
46,196	Nokia OYJ	1,752,842

France — 14.0%
9,400	Accor S.A.	833,969
39,374	AXA S.A.	1,763,340
13,226	BNP Paribas	1,447,399
8,480	Compagnie de Saint-Gobain	885,473
8,612	Imerys S.A.	784,738
6,555	Lafarge S.A.	1,015,917
4,800	Pernod-Ricard S.A.	1,044,102
13,200	Sanofi-Aventis	1,118,675
41,136	Total S.A.	3,333,386
		12,226,999

Germany — 6.6%
4,350	BASF AG	603,473
18,850	Deutsche Post AG	546,816
6,900	E.ON AG	1,271,625
4,229	Linde AG	527,762
13,300	SAP AG	778,710
11,915	Siemens AG	1,631,316
14,798	Symrise AG (a)	391,755
		5,751,457

Hong Kong — 1.3%
73,800	Esprit Holdings Ltd.	1,169,370

Ireland — 0.7%
30,720	Bank of Ireland	571,882

Italy — 4.9%
62,674	ENI S.p.A.	2,314,411
119,400	Intesa Sanpaolo S.p.A.	920,530
126,100	UniCredito Italiano S.p.A.	1,079,519
		4,314,460

Japan — 19.0%
17,800	Astellas Pharma, Inc.	850,650

81,000	Bank of Yokohama Ltd. (The)	556,245
18,800	Canon, Inc.	1,020,189
11,900	Daikin Industries Ltd.	570,672
80	East Japan Railway Co.	630,697
4,000	Hirose Electric Co., Ltd.	484,804
25,700	Honda Motor Co., Ltd.	855,838
8,400	Komatsu Ltd.	280,023
52,100	Mitsubishi Corp.	1,640,890
105	Mitsubishi UFJ Financial Group, Inc.	923,258
29,000	Mitsui Fudosan Co., Ltd.	800,722
85	Mizuho Financial Group, Inc.	480,082
12,100	Nidec Corp.	843,550
63,800	Nissan Motor Co., Ltd.	636,546
13,400	Nitto Denko Corp.	620,561
23,900	Nomura Holdings, Inc.	397,603
21,300	Seven & I Holdings Co., Ltd.	545,815
10,400	Shin-Etsu Chemical Co., Ltd.	715,515
5,200	SMC Corp.	709,614
21,400	Sony Corp.	1,028,709
64,900	Sumitomo Corp.	1,246,476
98	Sumitomo Mitsui Financial Group, Inc.	760,304
		16,598,763

Korea — 1.5%
318,760	Telefonaktiebolaget LM Ericsson, Class B	1,268,990

Mexico — 0.5%
11,800	Fomento Economico Mexicano S.A.B. de C.V. ADR	441,320

Netherlands — 4.1%
27,839	ING Groep N.V. CVA	1,237,152
18,825	Koninklijke Philips Electronics N.V.	847,116
39,684	Reed Elsevier N.V.	754,500
25,724	Wolters Kluwer N.V.	761,972
		3,600,740

South Korea — 0.5%
760	Samsung Electronics Co., Ltd.	475,562

Spain — 1.3%
48,500	Banco Bilbao Vizcaya Argentaria S.A.	1,137,578

Switzerland — 11.9%
45,000	ABB Ltd.	1,180,467
12,145	Adecco S.A.	717,031
9,985	Holcim Ltd.	1,101,347
3,649	Nestle S.A.	1,635,812
24,922	Novartis AG	1,371,042
8,149	Roche Holding AG	1,475,556
34,400	UBS AG	1,848,232
3,483	Zurich Financial Services AG	1,044,115
		10,373,602

Taiwan — 0.7%
60,136	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	608,576

United Kingdom — 23.6%
123,627	Barclays plc	1,502,855

54,850	BG Group plc	947,605
26,770	British Land Co. plc	640,524
52,655	Burberry Group plc	705,161
77,368	Centrica plc	601,263
65,905	GlaxoSmithKline plc	1,748,006
148,000	HSBC Holdings plc	2,716,792
83,625	ICAP plc	899,061
138,580	Kingfisher plc	507,097
61,400	Man Group plc	695,556
29,600	Schroders plc	836,732
79,736	Smith & Nephew plc	973,052
47,710	Standard Chartered plc	1,562,525
195,244	Tesco plc	1,750,056
609,821	Vodafone Group plc	2,198,093
132,987	Wm Morrison Supermarkets plc	767,570
44,940	Wolseley plc	758,729
61,390	WPP Group plc	828,317
		20,638,994
	Total Common Stocks
	(Cost $54,500,474)	87,032,093
Number of Rights

Rights — 0.1%

Belgium — 0.1%
15,880	Fortis, expiring 10/09/07 (a)
	(Cost $0 )	84,462

Total Investments — 99.6%
(Cost $54,500,474)	87,116,555

Other Assets in Excess of Liabilities-- 0.4%	389,589

NET ASSETS — 100.0%	$87,506,144

Percentages indicated are based on net assets.

The following table presents the portfolio investments of the portfolio by industry classifications as a percentage of total investments as of September 30, 2007:

INDUSTRY	PERCENTAGE

Commercial Banks	16.5%
Oil, Gas & Consumable Fuels	8.7
Pharmaceuticals	7.5
Capital Markets	5.4
Trading Companies & Distributors	4.2
Metals & Mining	4.2
Communications Equipment	3.5
Food & Staples Retailing	3.5
Construction Materials	3.3
Chemicals	3.3
Insurance	3.2
Media	2.7
Wireless Telecommunication Services	2.5
Household Durables	2.2
Diversified Financial Services	2.1
Industrial Conglomerates	1.9
Food Products	1.9
Specialty Retail	1.9
Building Products	1.7
Beverages	1.7
Automobiles	1.7
Electric Utilities	1.5
Electronic Equipment & Instruments	1.5
Electrical Equipment	1.4
Office Electronics	1.2
Semiconductors & Semiconductor	1.2
Health Care Equipment & Supplies	1.1
Machinery	1.1
Hotels Restaurants & Leisure	1.0
Other (less than 1.0%)	6.4

ABBREVIATIONS:

(a)	Non-income producing security.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt

In addition, the market value and percentage of the investments that are fair valued under the fair valuation policy for the international investments are $83,047,398 and 94.9% of net assets.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,861,466
Aggregate gross unrealized depreciation	(1,245,385)
Net unrealized appreciation/depreciation	$32,616,081

Federal income tax cost of investments	$54,500,474

JPMorgan Mid Cap Value Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.3%
Common Stocks — 96.3

Aerospace & Defense — 1.0%
29,800	Alliant Techsystems, Inc. (a)	3,257,140

Auto Components — 0.6%
40,600	WABCO Holdings, Inc.	1,898,050

Beverages — 2.6%
78,400	Brown-Forman Corp., Class B	5,872,944
103,660	Constellation Brands, Inc., Class A (a)	2,509,609
		8,382,553

Building Products — 0.4%
54,800	Owens Corning, Inc. (a)	1,372,740

Capital Markets — 2.9%
14,950	Affiliated Managers Group, Inc. (a)	1,906,275
19,300	Legg Mason, Inc.	1,626,797
42,500	Northern Trust Corp.	2,816,475
51,500	T. Rowe Price Group, Inc.	2,868,035
		9,217,582

Chemicals — 3.5%
95,872	Albemarle Corp.	4,237,542
49,100	PPG Industries, Inc.	3,709,505
69,700	Sigma-Aldrich Corp.	3,397,178
		11,344,225

Commercial Banks — 6.5%
54,400	Cullen/Frost Bankers, Inc.	2,726,528
57,700	M&T Bank Corp.	5,969,065
251,200	Synovus Financial Corp.	7,046,160
66,000	Wilmington Trust Corp.	2,567,400
40,000	Zions Bancorp	2,746,800
		21,055,953

Commercial Services & Supplies — 1.3%
131,500	Republic Services, Inc.	4,301,365

Computers & Peripherals — 1.0%
66,200	NCR Corp. (a)	3,296,760

Construction Materials — 0.6%
21,800	Vulcan Materials Co.	1,943,470

Containers & Packaging — 1.3%
76,200	Ball Corp.	4,095,750

Distributors — 1.6%
104,900	Genuine Parts Co.	5,245,000

Diversified Telecommunication Services — 2.6%
57,500	CenturyTel, Inc.	2,657,650
126,200	Citizens Communications Co.	1,807,184
267,580	Windstream Corp.	3,778,230
		8,243,064

Electric Utilities — 4.6%
118,500	American Electric Power Co., Inc.	5,460,480

82,000	FirstEnergy Corp.	5,193,880
13,400	PPL Corp.	620,420
145,600	Westar Energy, Inc.	3,575,936
		14,850,716

Electrical Equipment — 1.1%
81,350	AMETEK, Inc.	3,515,947

Electronic Equipment & Instruments — 2.1%
66,100	Amphenol Corp., Class A	2,628,136
101,300	Arrow Electronics, Inc. (a)	4,307,276
		6,935,412

Food & Staples Retailing — 1.4%
116,600	SUPERVALU, Inc.	4,548,566

Food Products — 1.3%
44,750	Dean Foods Co.	1,144,705
67,300	Del Monte Foods Co.	706,650
37,000	Wm. Wrigley, Jr., Co.	2,376,510
		4,227,865

Gas Utilities — 3.7%
78,200	Energen Corp.	4,466,784
33,600	ONEOK, Inc.	1,592,640
66,400	Questar Corp.	3,487,992
89,100	UGI Corp.	2,314,818
		11,862,234

Health Care Providers & Services — 4.3%
80,300	Community Health Systems, Inc. (a)	2,524,632
127,050	Coventry Health Care, Inc. (a)	7,903,781
10,729	Henry Schein, Inc. (a)	652,752
79,400	Lincare Holdings, Inc. (a)	2,910,010
		13,991,175

Hotels, Restaurants & Leisure — 2.4%
67,858	Applebee's International, Inc.	1,688,307
77,700	Burger King Holdings, Inc.	1,980,573
84,700	Hilton Hotels Corp.	3,937,703
		7,606,583

Household Durables — 2.0%
57,000	Fortune Brands, Inc.	4,644,930
63,200	Jarden Corp. (a)	1,955,408
		6,600,338

Household Products — 1.1%
59,600	Clorox Co.	3,635,004

Industrial Conglomerates — 1.2%
78,500	Carlisle Cos., Inc.	3,815,100

Insurance — 9.5%
11,700	AMBAC Financial Group, Inc.	736,047
116,100	Assurant, Inc.	6,211,350
123,663	Cincinnati Financial Corp.	5,355,844
35,800	Everest Re Group Ltd. (Bermuda)	3,946,592
257,762	Old Republic International Corp.	4,830,460
121,900	OneBeacon Insurance Group Ltd.	2,626,945
64,100	Principal Financial Group, Inc.	4,044,069

102,900	W.R. Berkley Corp.	3,048,927
30,800,234

Internet & Catalog Retail — 0.6%
103,700	Liberty Media Corp. - Interactive, Class A (a)	1,992,077

IT Services — 0.5%
79,700	Western Union Co. (The)	1,671,309

Machinery — 3.3%
33,800	Crane Co.	1,621,386
106,600	Dover Corp.	5,431,270
55,700	Oshkosh Truck Corp.	3,451,729
		10,504,385

Media — 4.4%
116,900	Cablevision Systems Corp., Class A (a)	4,084,486
113,200	Clear Channel Communications, Inc.	4,238,208
53,337	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,360,093
44,900	McClatchy Co., Class A	897,102
4,520	Washington Post Co. (The), Class B	3,628,656
		14,208,545

Multi-Utilities — 3.7%
185,300	CMS Energy Corp.	3,116,746
116,000	PG&E Corp.	5,544,800
146,500	Xcel Energy, Inc.	3,155,610
		11,817,156

Oil, Gas & Consumable Fuels — 5.8%
66,500	Devon Energy Corp.	5,532,800
79,500	Helix Energy Solutions Group, Inc. (a)	3,375,570
55,700	Teekay Corp. (Bahamas)	3,275,717
195,500	Williams Cos., Inc.	6,658,730
		18,842,817

Personal Products — 0.1%
7,300	Estee Lauder Cos., Inc. (The), Class A	309,958

Pharmaceuticals — 0.9%
172,100	Warner Chilcott Ltd., Class A (Bermuda) (a)	3,058,217

Real Estate Investment Trusts (REITs) — 4.5%
55,400	iStar Financial, Inc.	1,883,046
39,300	Plum Creek Timber Co., Inc.	1,759,068
42,600	Public Storage, Inc.	3,350,490
105,046	Rayonier, Inc.	5,046,410
23,000	Vornado Realty Trust	2,515,050
		14,554,064

Real Estate Management & Development — 1.4%
153,650	Brookfield Properties Corp.	3,825,885
14,300	Forest City Enterprises, Inc., Class A	788,788
		4,614,673

Road & Rail — 0.7%
43,200	Norfolk Southern Corp.	2,242,512

Specialty Retail — 5.3%
96,067	AutoNation, Inc. (a)	1,702,307
33,250	AutoZone, Inc. (a)	3,861,655
108,600	Limited Brands, Inc.	2,485,854

123,000	Staples, Inc.	2,643,270
49,600	Tiffany & Co.	2,596,560
132,900	TJX Cos., Inc.	3,863,403
		17,153,049

Textiles, Apparel & Luxury Goods — 2.2%
44,800	Columbia Sportswear Co.	2,477,888
56,900	V.F. Corp.	4,594,675
		7,072,563

Thrifts & Mortgage Finance — 1.0%
179,900	People's United Financial, Inc.	3,108,672

Wireless Telecommunication Services — 1.3%
69,100	Telephone & Data Systems, Inc.	4,284,200
	Total Long-Term Investments
	(Cost $257,383,368)	311,477,023

Short-Term Investment — 3.9%

Investment Company — 3.9%
12,538,965	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	12,538,965
(Cost $12,538,965)

Total Investments — 100.2%
(Cost $269,922,333)	324,015,988

Liabilities in Excess of Other Assets — (0.2)%	(787,347)

NET ASSETS — 100.0%	$323,228,641

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,371,014
Aggregate gross unrealized depreciation	(7,277,359)
Net unrealized appreciation/depreciation	$54,093,655

Federal income tax cost of investments	$269,922,333

JPMorgan Small Company Portfolio
Schedule of Portfolio Investments
As of September 30, 2007(Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.3%

Common Stocks — 97.3%

Aerospace & Defense — 3.0%
13,900	Ceradyne, Inc. (a)	1,052,786
2,000	Curtiss-Wright Corp.	95,000
9,100	Esterline Technologies Corp. (a)	519,155
2,300	HEICO Corp.	113,528
14,100	Moog, Inc., Class A (a)	619,554
3,000	Orbital Sciences Corp. (a)	66,720
1,200	Triumph Group, Inc.	98,052
1,600	United Industrial Corp.	120,416
		2,685,211

Air Freight & Logistics — 0.2%
6,200	Hub Group, Inc., Class A (a)	186,186

Airlines — 0.8%
7,700	ExpressJet Holdings, Inc. (a)	23,793
19,500	Republic Airways Holdings, Inc. (a)	412,815
13,100	Skywest, Inc.	329,727
		766,335

Auto Components — 1.2%
7,300	Aftermarket Technology Corp. (a)	231,702
1,700	American Axle & Manufacturing Holdings, Inc.	42,925
5,700	ArvinMeritor, Inc.	95,874
6,000	Lear Corp. (a)	192,600
10,700	Standard Motor Products, Inc.	100,580
13,700	Tenneco, Inc. (a)	424,837
		1,088,518

Biotechnology — 3.2%
6,700	Acadia Pharmaceuticals, Inc. (a)	100,835
3,900	Alexion Pharmaceuticals, Inc. (a)	254,085
6,600	Alkermes, Inc. (a)	121,440
7,200	Arena Pharmaceuticals, Inc. (a)	78,840
10,300	BioMarin Pharmaceuticals, Inc. (a)	256,470
5,100	Cell Genesys, Inc. (a)	19,482
3,300	CombinatoRx, Inc. (a)	20,394
4,700	GTx, Inc. (a)	76,516
4,200	InterMune, Inc. (a)	80,346
6,600	Keryx Biopharmaceuticals, Inc. (a)	65,604
7,800	LifeCell Corp. (a)	293,046
3,600	Martek Biosciences Corp. (a)	104,508
8,600	Medarex, Inc. (a)	121,776
7,700	Myriad Genetics, Inc. (a)	401,555
5,000	Onyx Pharmaceuticals, Inc. (a)	217,600
3,800	Progenics Pharmaceuticals, Inc. (a)	84,018
8,000	Regeneron Pharmaceuticals, Inc. (a)	142,400
6,400	Savient Pharmaceuticals, Inc. (a)	93,120
3,900	Telik, Inc. (a)	11,349

3,100	Theravance, Inc. (a)	80,879
4,700	United Therapeutics Corp. (a)	312,738
		2,937,001

Building Products — 0.8%
14,400	Goodman Global, Inc. (a)	343,872
15,400	INSTEEL Industries, Inc.	236,390
5,800	Universal Forest Products, Inc.	173,420
		753,682

Capital Markets — 1.2%
1,600	Calamos Asset Management, Inc., Class A	45,168
2,400	HFF, Inc., Class A (a)	28,488
13,100	Knight Capital Group, Inc., Class A (a)	156,676
3,986	Kohlberg Capital Corp.	60,029
4,500	MCG Capital Corp.	64,755
2,100	optionsXpress Holdings, Inc.	54,894
1,900	Patriot Capital Funding, Inc.	25,403
800	Piper Jaffray Cos. (a)	42,880
12,300	SWS Group, Inc.	217,587
12,181	Technology Investment Capital Corp.	162,860
1,000	TradeStation Group, Inc. (a)	11,670
400	US Global Investors, Inc., Class A	7,608
8,000	Waddell & Reed Financial, Inc., Class A	216,240
		1,094,258

Chemicals — 4.1%
1,900	Balchem Corp.	38,779
18,700	CF Industries Holdings, Inc.	1,419,517
9,500	H.B. Fuller Co.	281,960
12,700	Hercules, Inc.	266,954
1,900	Kronos Worldwide, Inc.	35,872
7,100	Spartech Corp.	121,126
40,400	Terra Industries, Inc. (a)	1,262,904
11,300	W.R. Grace & Co. (a)	303,518
		3,730,630

Commercial Banks — 5.0%
1,100	1st Source Corp.	25,190
4,220	Ameris Bancorp	76,298
600	Associated Banc-Corp.	17,778
600	BancFirst Corp.	26,922
4,400	Banco Latinoamericano de Exportaciones S.A. (Panama)	79,992
900	Capital Corp. of the West	16,578
2,600	Center Financial Corp.	36,166
4,200	Central Pacific Financial Corp.	122,640
1,746	Citizens Republic Bancorp, Inc.	28,128
4,950	City Bank	142,164
4,600	City Holding Co.	167,486
2,700	Columbia Banking System, Inc.	85,914
2,100	Community Bancorp (a)	52,794
6,400	Community Bank System, Inc.	124,928
1,640	Community Trust Bancorp, Inc.	49,266
16,700	First Bancorp	158,650

2,400	First Community Bancshares, Inc.	86,952
3,800	First Regional Bancorp (a)	93,214
600	FNB Corp.	18,054
3,562	Glacier Bancorp, Inc.	80,216
1,300	Great Southern Bancorp, Inc.	32,292
4,600	Greater Bay Bancorp	126,960
2,100	Greene County Bancshares, Inc.	76,545
18,800	Hanmi Financial Corp.	291,212
1,500	Heritage Commerce Corp.	31,755
1,000	Horizon Financial Corp.	20,280
8,375	IBERIABANK Corp.	440,944
6,332	Independent Bank Corp.	69,969
4,710	International Bancshares Corp.	102,207
2,400	Lakeland Financial Corp.	55,464
1,000	MainSource Financial Group, Inc.	17,630
16,100	Nara Bancorp, Inc.	251,482
2,500	NBT Bancorp, Inc.	54,350
3,900	Pacific Capital Bancorp	102,570
2,500	Peoples Bancorp, Inc.	65,450
400	R&G Financial Corp., Class B (a)	600
800	Renasant Corp.	17,304
463	Republic Bancorp, Inc., Class A	7334
800	Santander BanCorp	10272
300	Sierra BanCorp	8,598
1,000	Simmons First National Corp., Class A	26,340
6,400	Southwest Bancorp, Inc.	120,448
19,350	Sterling Bancshares, Inc.	220,783
6,250	Sterling Financial Corp.	168,187
2,700	Taylor Capital Group, Inc.	75,411
400	TCF Financial Corp.	10,472
1,000	TriCo Bancshares	22,270
29,795	W Holding Co., Inc.	66,741
5,600	West Coast Bancorp	159,096
6,500	Westamerica Bancorporation	323,765
4,100	Wilshire Bancorp, Inc.	44,977
		4,511,038

Commercial Services & Supplies — 4.3%
3,600	COMSYS IT Partners, Inc. (a)	60,516
6,800	Consolidated Graphics, Inc. (a)	426,972
27,500	Deluxe Corp.	1,013,100
3,900	Ennis, Inc.	85,956
10,900	GEO Group, Inc. (The) (a)	322,749
4,300	Heidrick & Struggles International, Inc. (a)	156,735
8,500	Herman Miller, Inc.	230,690
6,100	Hudson Highland Group, Inc. (a)	77,653
3,300	ICF International, Inc. (a)	91,014
23,300	IKON Office Solutions, Inc.	299,405
18,300	Kforce, Inc. (a)	235,338
10,400	Knoll, Inc.	184,496
7,400	Korn/Ferry International (a)	122,174

7,900	Labor Ready, Inc. (a)	146,229
2,900	Navigant Consulting, Inc. (a)	36,714
12,300	TeleTech Holdings, Inc. (a)	294,093
2,500	United Stationers, Inc. (a)	138,800
		3,922,634

Communications Equipment — 2.2%
15,900	3Com Corp. (a)	78,546
24,500	Arris Group, Inc. (a)	302,575
5,200	Avocent Corp. (a)	151,424
2,000	Bel Fuse, Inc., Class B	69,320
3,700	Black Box Corp.	158,212
3,800	C-COR, Inc. (a)	43,662
1,400	Digi International, Inc. (a)	19,936
2,700	Ditech Networks, Inc. (a)	14,229
8,300	Extreme Networks, Inc. (a)	31,872
15,500	Finisar Corp. (a)	43,400
7,000	Foundry Networks, Inc. (a)	124,390
4,700	Harmonic, Inc. (a)	49,867
5,400	InterDigital, Inc. (a)	112,212
1,900	MasTec, Inc. (a)	26,733
9,200	MRV Communications, Inc. (a)	22,816
4,000	NETGEAR, Inc. (a)	121,680
1,200	Packeteer, Inc. (a)	9,120
8,600	Plantronics, Inc.	245,530
4,900	Polycom, Inc. (a)	131,614
4,200	Powerwave Technologies, Inc. (a)	25,872
3,700	Sonus Networks, Inc. (a)	22,570
10,600	Symmetricom, Inc. (a)	49,820
5,400	Tekelec (a)	65,340
7,600	UTStarcom, Inc. (a)	27,816
		1,948,556

Computers & Peripherals — 1.4%
3,800	Adaptec, Inc. (a)	14,516
1,100	Electronics for Imaging, Inc. (a)	29,546
21,900	Emulex Corp. (a)	419,823
8,900	Gateway, Inc. (a)	16,732
3,700	Hypercom Corp. (a)	16,724
5,900	Imation Corp.	144,727
3,700	Intevac, Inc. (a)	56,240
12,200	Novatel Wireless, Inc. (a)	276,330
6,600	Palm, Inc. (a)	107,382
16,300	Quantum Corp. (a)	55,420
2,700	Synaptics, Inc. (a)	128,952
		1,266,392

Construction & Engineering — 0.5%
7,600	Perini Corp. (a)	425,068

Construction Materials — 0.1%
3,100	Headwaters, Inc. (a)	46,128
7,400	U.S. Concrete, Inc. (a)	48,766
		94,894

Consumer Finance — 2.2%
7,600	Advance America, Cash Advance Centers, Inc.	81,092
4,350	Advanta Corp., Class B	119,277
22,400	Cash America International, Inc.	842,240
4,200	CompuCredit Corp. (a)	91,182
14,997	Dollar Financial Corp. (a)	427,864
7,100	EZCORP, Inc., Class A (a)	95,495
2,600	First Cash Financial Services, Inc. (a)	60,892
4,000	Nelnet, Inc., Class A	72,960
6,300	World Acceptance Corp. (a)	208,404
		1,999,406

Containers & Packaging — 1.0%
2,000	AEP Industries, Inc. (a) (m)	84,680
2,700	Greif, Inc., Class A	163,836
14,700	Myers Industries, Inc.	291,354
2,300	Rock-Tenn Co., Class A	66,470
5,400	Silgan Holdings, Inc.	290,250
		896,590

Diversified Financial Services — 0.1%
2,300	Asta Funding, Inc.	88,136
2,400	Encore Capital Group, Inc. (a)	28,320
800	Marlin Business Services Corp. (a)	11,464
		127,920

Diversified Telecommunication Services — 1.6%
104,700	Cincinnati Bell, Inc. (a)	517,218
3,100	Golden Telecom, Inc. (Russia)	249,519
50,800	Premiere Global Services, Inc. (a)	642,620
		1,409,357

Electric Utilities — 1.3%
12,300	El Paso Electric Co. (a)	284,499
16,300	Portland General Electric Co.	453,140
666	UIL Holdings Corp.	20,979
15,800	Westar Energy, Inc.	388,048
		1,146,666

Electrical Equipment — 1.1%
2,700	A.O. Smith Corp.	118,476
4,700	Acuity Brands, Inc.	237,256
5,300	Evergreen Solar, Inc. (a)	47,329
3,100	GrafTech International Ltd. (a)	55,304
3,200	Power-One, Inc. (a)	16,320
10,600	Regal-Beloit Corp.	507,634
		982,319

Electronic Equipment & Instruments — 2.4%
8,800	Anixter International, Inc. (a)	725,560
8,800	Benchmark Electronics, Inc. (a)	210,056
3,800	Checkpoint Systems, Inc. (a)	100,282
6,500	CTS Corp.	83,850
700	Echelon Corp. (a)	17,507
4,700	Insight Enterprises, Inc. (a)	121,307
4,000	Itron, Inc. (a)	372,280

3,400	Methode Electronics, Inc.	51,170
4,900	Plexus Corp. (a)	134,260
1,500	RadiSys Corp. (a)	18,675
1,100	Rofin-Sinar Technologies, Inc. (a)	77,231
4,800	Technitrol, Inc.	129,360
9,900	TTM Technologies, Inc. (a)	114,543
		2,156,081

Energy Equipment & Services — 2.7%
9,600	Allis-Chalmers Energy, Inc. (a)	181,824
2,700	Basic Energy Services, Inc. (a)	56,754
1,733	Exterran Holdings, Inc. (a)	139,229
22,400	Grey Wolf, Inc. (a)	146,720
12,000	Gulfmark Offshore, Inc. (a)	583,920
5,500	Hercules Offshore, Inc. (a)	143,605
5,400	ION Geophysical Corp. (a)	74,682
2,100	Lufkin Industries, Inc.	115,542
2,300	Matrix Service Co. (a)	48,185
2,500	Newpark Resources, Inc. (a)	13,400
4,700	Oil States International, Inc. (a)	227,010
14,200	Parker Drilling Co. (a)	115,304
6,100	RPC, Inc.	86,681
2,700	T-3 Energy Services, Inc. (a)	115,128
12,000	Trico Marine Services, Inc. (a)	357,600
4,100	Union Drilling, Inc. (a)	59,778
		2,465,362

Food & Staples Retailing — 0.9%
9,500	Nash Finch Co.	378,385
8,000	Pantry, Inc. (The) (a)	205,040
11,300	Spartan Stores, Inc.	254,589
		838,014

Gas Utilities — 1.0%
4,500	New Jersey Resources Corp.	223,155
4,500	Nicor, Inc.	193,050
3,600	Northwest Natural Gas Co.	164,520
3,900	South Jersey Industries, Inc.	135,720
5,000	WGL Holdings, Inc.	169,450
		885,895

Health Care Equipment & Supplies — 3.3%
10,500	CONMED Corp. (a)	293,895
12,700	Greatbatch, Inc. (a)	337,693
300	Haemonetics Corp. (a)	14,826
4,800	Hologic, Inc. (a)	292,800
8,025	Immucor, Inc. (a)	286,894
3,700	Integra LifeSciences Holdings Corp. (a)	179,746
1,300	Inverness Medical Innovations, Inc. (a)	71,916
2,300	Kyphon, Inc. (a)	161,000
3,700	Medical Action Industries, Inc. (a)	87,542
2,200	Mentor Corp.	101,310
5,100	NeuroMetrix, Inc. (a)	44,523
1,400	Palomar Medical Technologies, Inc. (a)	39,886

3,600	PolyMedica Corp.	189,072
11,500	Quidel Corp. (a)	224,940
12,800	STERIS Corp.	349,824
1,600	SurModics, Inc. (a)	78,416
9,300	Thoratec Corp. (a)	192,417
		2,946,700

Health Care Providers & Services — 3.5%
12,400	Alliance Imaging, Inc. (a)	112,344
700	American Dental Partners, Inc. (a)	19,607
7,500	AMERIGROUP Corp. (a)	258,600
17,500	AMN Healthcare Services, Inc. (a) (m)	327,775
5,900	Apria Healthcare Group, Inc. (a)	153,459
8,300	Centene Corp. (a)	178,533
4,100	Chemed Corp.	254,856
2,800	Emergency Medical Services Corp. (a)	84,700
12,400	Five Star Quality Care, Inc. (a)	101,928
19,500	Gentiva Health Services, Inc. (a)	374,595
7,800	inVentiv Health, Inc. (a)	341,796
2,800	LCA-Vision, Inc.	82,292
2,000	Magellan Health Services, Inc. (a)	81,160
900	Molina Healthcare, Inc. (a)	32,643
14,300	PSS World Medical, Inc. (a)	273,559
4,900	Psychiatric Solutions, Inc. (a)	192,472
5,100	Res-Care, Inc. (a)	116,484
4,300	Sunrise Senior Living, Inc. (a)	152,091
		3,138,894

Health Care Technology — 0.7%
13,900	Omnicell, Inc. (a)	396,706
15,200	Trizetto Group (a)	266,152
		662,858

Hotels, Restaurants & Leisure — 1.3%
2,500	Bob Evans Farms, Inc.	75,450
5,600	CBRL Group, Inc.	228,480
9,600	Domino's Pizza, Inc.	159,264
1,900	Dover Downs Gaming & Entertainment, Inc.	19,741
6,400	Jack in the Box, Inc. (a)	414,976
2,500	Monarch Casino & Resort, Inc. (a)	71,125
10,600	Ruby Tuesday, Inc.	194,404
3,800	Triarc Cos., Inc., Class B	47,538
		1,210,978

Household Durables — 2.3%
11,100	Champion Enterprises, Inc. (a)	121,878
67	CSS Industries, Inc.	2,410
9,000	Helen of Troy Ltd. (Bermuda) (a)	173,790
2,168	Jarden Corp. (a)	67,078
21,500	Tempur-Pedic International, Inc.	768,625
31,300	Tupperware Brands Corp.	985,637
		2,119,418

Industrial Conglomerates — 0.2%
5,600	Walter Industries, Inc.	150,640

Insurance — 3.3%
2,500	American Physicians Capital, Inc.	97,400
2,658	Argo Group International Holdings Ltd. (Bermuda) (a)	115,650
6,900	Aspen Insurance Holdings Ltd. (Bermuda)	192,579
5,300	Commerce Group, Inc.	156,191
12,150	Delphi Financial Group, Inc., Class A	491,103
3,700	LandAmerica Financial Group, Inc.	144,226
4,700	Max Reinsurance Capital Ltd. (Bermuda)	131,788
11,500	Meadowbrook Insurance Group, Inc. (a)	103,615
2,400	National Financial Partners Corp.	127,152
200	Navigators Group, Inc. (a)	10,850
3,000	Odyssey Re Holdings Corp.	111,330
5,600	Platinum Underwriters Holdings Ltd. (Bermuda)	201,376
21,900	PMA Capital Corp., Class A (a)	208,050
6,800	Safety Insurance Group, Inc.	244,392
7,000	Selective Insurance Group	148,960
11,500	Zenith National Insurance Corp.	516,235
		3,000,897

Internet & Catalog Retail — 1.4%
10,300	FTD Group, Inc.	153,264
12,700	Priceline.com, Inc. (a)	1,127,125
		1,280,389

Internet Software & Services — 1.8%
5,300	Ariba, Inc. (a)	57,134
3,300	Art Technology Group, Inc. (a)	9,966
4,300	AsiaInfo Holdings, Inc. (China) (a)	38,958
4,000	Chordiant Software, Inc. (a)	55,440
36,800	CMGI, Inc. (a)	50,048
17,800	CNET Networks, Inc. (a)	132,610
3,400	Digital River, Inc. (a)	152,150
2,200	iMergent, Inc.	49,346
6,000	Interwoven, Inc. (a)	85,380
2,300	iPass, Inc. (a)	9,660
6,100	j2 Global Communications, Inc. (a)	199,653
39,900	United Online, Inc.	598,899
7,500	ValueClick, Inc. (a)	168,450
		1,607,694

IT Services — 1.2%
9,300	Authorize.Net Holdings, Inc. (a)	163,959
4,400	CACI International, Inc., Class A (a)	224,796
13,800	CIBER, Inc. (a)	107,778
4,100	CSG Systems International, Inc. (a)	87,125
4,500	Gartner, Inc. (a)	110,070
4,400	infoUSA, Inc.	40,876
1,400	Lionbridge Technologies, Inc. (a)	5,586
4,700	ManTech International Corp., Class A (a)	169,106
9,300	Perot Systems Corp., Class A (a)	157,263
		1,066,559

Leisure Equipment & Products — 1.2%
26,900	JAKKS Pacific, Inc. (a)	718,499

6,400	RC2 Corp. (a)	177,216
1,700	Steinway Musical Instruments, Inc.	50,354
5,600	Sturm Ruger & Co., Inc. (a)	100,296
		1,046,365

Life Sciences Tools & Services — 1.2%
2,000	AMAG Pharmaceuticals, Inc. (a) (m)	114,400
700	Bio-Rad Laboratories, Inc., Class A (a)	63,350
27,600	Exelixis, Inc. (a)	292,284
6,300	Illumina, Inc. (a)	326,844
1,300	Kendle International, Inc. (a)	53,989
6,300	Medivation, Inc. (a)	126,315
13,900	Nektar Therapeutics (a)	122,737
		1,099,919

Machinery — 3.2%
5,600	Accuride Corp. (a)	67,816
5,300	Astec Industries, Inc. (a)	304,485
12,700	Barnes Group, Inc.	405,384
4,000	Cascade Corp.	260,680
2,900	CIRCOR International, Inc.	131,689
11,200	EnPro Industries, Inc. (a)	454,720
1,600	Freightcar America, Inc.	61,120
1,400	Middleby Corp. (a)	90,356
2,000	Miller Industries, Inc. (a)	34,240
1,900	NACCO Industries, Inc., Class A	196,612
3,000	Valmont Industries, Inc.	254,550
16,000	Wabtec Corp.	599,360
2,500	Watts Water Technologies, Inc., Class A	76,750
		2,937,762

Marine — 1.1%
5,600	Excel Maritime Carriers Ltd. (Greece)	312,480
5,300	Genco Shipping & Trading Ltd.	347,309
10,000	Horizon Lines Inc., Class A	305,300
		965,089

Media — 1.6%
4,100	Belo Corp., Class A	71,176
34,700	Charter Communications, Inc., Class A (a)	89,526
3,400	Entercom Communications Corp., Class A	65,722
6,500	Lee Enterprises, Inc.	101,205
5,000	LIN TV Corp., Class A (a)	65,050
4,100	Marvel Entertainment, Inc. (a)	96,104
4,600	Scholastic Corp. (a)	160,356
65,600	Sinclair Broadcast Group, Inc., Class A	789,824
3,700	Valassis Communications, Inc. (a)	33,004
		1,471,967

Metals & Mining — 2.0%
2,900	Century Aluminum Co. (a)	152,685
7,600	Metal Management, Inc.	411,920
7,100	Olympic Steel, Inc.	192,836
11,550	Quanex Corp.	542,619
14,100	Ryerson, Inc.	475,734

500	Schnitzer Steel Industries, Inc.	36,645
1,812,439

Multi-Utilities — 0.4%
2,900	Black Hills Corp.	118,958
11,500	PNM Resources, Inc.	267,720
		386,678

Oil, Gas & Consumable Fuels — 1.3%
8,000	Alon USA Energy, Inc.	270,240
1,300	ATP Oil & Gas Corp. (a)	61,139
6,600	FX Energy, Inc. (a)	49,170
3,600	Gulfport Energy Corp. (a)	85,176
9,900	Mariner Energy, Inc. (a)	205,029
2,600	Penn Virginia Corp.	114,348
6,405	PetroHawk Energy Corp. (a)	105,170
3,600	Swift Energy Co. (a)	147,312
6,500	USEC, Inc. (a)	66,625
10,000	VAALCO Energy, Inc. (a)	45,700
		1,149,909

Personal Products — 0.2%
9,100	American Oriental Bioengineering, Inc. (China) (a)	101,465
4,500	Elizabeth Arden, Inc. (a)	121,320
		222,785

Pharmaceuticals — 1.4%
5,000	Adams Respiratory Therapeutics, Inc. (a)	192,700
3,900	Alpharma, Inc., Class A	83,304
5,100	Auxilium Pharmaceuticals, Inc. (a)	107,508
3,200	Barrier Therapeutics, Inc. (a)	19,328
1,900	Bentley Pharmaceuticals, Inc. (a)	23,712
6,300	Bradley Pharmaceuticals, Inc. (a)	114,660
5,800	Cardiome Pharma Corp. (Canada) (a)	54,752
13,600	Cypress Bioscience, Inc. (a)	186,184
6,700	DURECT Corp. (a)	36,716
2,800	Par Pharmaceutical Cos., Inc. (a)	51,968
1,200	Salix Pharmaceuticals Ltd. (a)	14,904
1,400	Sucampo Pharmaceuticals, Inc., Class A (a)	15,050
4,100	ULURU, Inc. (a)	19,352
3,900	Valeant Pharmaceuticals International (a)	60,372
18,800	ViroPharma, Inc. (a)	167,320
2,100	Xenoport, Inc. (a)	98,805
		1,246,635

Real Estate Investment Trusts (REITs) — 6.0%
11,100	Anthracite Capital, Inc.	101,010
8,700	Ashford Hospitality Trust, Inc.	87,435
2,000	BioMed Realty Trust, Inc.	48,200
5,200	Cousins Properties, Inc.	152,672
26,500	Digital Realty Trust, Inc.	1,043,835
11,900	Equity Inns, Inc.	268,702
41,200	FelCor Lodging Trust, Inc.	821,116
2,000	First Potomac Realty Trust (m)	43,600
5,100	Glimcher Realty Trust	119,850

16,300	GMH Communities Trust	126,325
5,000	Gramercy Capital Corp. (m)	125,850
2,700	Home Properties, Inc.	140,886
1,700	LaSalle Hotel Properties	71,536
12,100	Lexington Realty Trust	242,121
9,800	MFA Mortgage Investments, Inc.	78,890
21,300	Nationwide Health Properties, Inc.	641,769
12,700	NorthStar Realty Finance Corp.	126,111
10,200	Pennsylvania Real Estate Investment Trust	397,188
3,100	Post Properties, Inc.	119,970
1,500	PS Business Parks, Inc.	85,275
3,300	RAIT Financial Trust	27,159
2,100	Saul Centers, Inc.	108,150
16,900	Sunstone Hotel Investors, Inc.	433,316
		5,410,966

Road & Rail — 0.2%
700	Arkansas Best Corp.	22,862
10,200	Saia, Inc. (a)	168,606
		191,468

Semiconductors & Semiconductor Equipment — 4.0%
700	Actel Corp. (a)	7,511
7,300	Advanced Energy Industries, Inc. (a)	110,230
11,400	AMIS Holdings, Inc. (a)	110,694
53,400	Amkor Technology, Inc. (a)	615,168
11,700	Applied Micro Circuits Corp. (a)	36,972
11,000	Asyst Technologies, Inc. (a)	58,190
2,800	Axcelis Technologies, Inc. (a)	14,308
7,600	Brooks Automation, Inc. (a)	108,224
12,000	Cirrus Logic, Inc. (a)	76,800
16,100	Conexant Systems, Inc. (a)	19,320
6,800	Credence Systems Corp. (a)	21,012
6,050	Diodes, Inc. (a)	194,205
7,706	Entegris, Inc. (a)	66,888
3,700	IXYS Corp. (a)	38,591
7,900	Kulicke & Soffa Industries, Inc. (a)	66,992
3,400	Lattice Semiconductor Corp. (a)	15,266
1,300	LTX Corp. (a)	4,641
9,300	Mattson Technology, Inc. (a)	80,445
9,400	Micrel, Inc.	101,520
3,200	Microsemi Corp. (a)	89,216
8,800	MIPS Technologies, Inc. (a)	69,520
4,800	MKS Instruments, Inc. (a)	91,296
2,200	OmniVision Technologies, Inc. (a)	50,006
36,200	ON Semiconductor Corp. (a)	454,672
1,600	Photronics, Inc. (a)	18,256
10,700	PMC-Sierra, Inc. (a)	89,773
8,000	RF Micro Devices, Inc. (a)	53,840
1,100	Semitool, Inc. (a)	10,670
5,000	Semtech Corp. (a)	102,400
9,700	Silicon Image, Inc. (a)	49,955

7,300	Silicon Storage Technology, Inc. (a)	23,506
13,900	Skyworks Solutions, Inc. (a)	125,656
2,000	Standard Microsystems Corp. (a)	76,840
1,100	Supertex, Inc. (a)	43,868
10,000	Techwell, Inc. (a)	106,200
18,400	Zoran Corp. (a)	371,680
		3,574,331

Software — 2.7%
15,100	Actuate Corp. (a)	97,395
1,400	Ansoft Corp. (a)	46,172
4,600	ANSYS, Inc. (a)	157,182
19,800	Aspen Technology, Inc. (a)	283,536
3,800	Epicor Software Corp. (a)	52,326
1,700	EPIQ Systems, Inc. (a)	31,994
1,600	eSpeed, Inc., Class A (a)	13,648
2,900	i2 Technologies, Inc. (a)	44,225
7,400	Informatica Corp. (a)	116,180
1,400	InterVoice, Inc. (a)	13,146
2,400	JDA Software Group, Inc. (a)	49,584
1,600	Macrovision Corp. (a)	39,408
4,000	Magma Design Automation, Inc. (a)	56,280
1,700	Manhattan Associates, Inc. (a)	46,597
6,700	Mentor Graphics Corp. (a)	101,170
2,200	MicroStrategy, Inc. (a)	174,548
7,300	Nuance Communications, Inc. (a)	140,963
12,340	Parametric Technology Corp. (a)	214,963
900	Pegasystems, Inc.	10,710
9,900	Progress Software Corp. (a)	299,970
2,800	Secure Computing Corp. (a)	27,244
5,000	Smith Micro Software, Inc. (a)	80,300
1,200	SPSS, Inc. (a)	49,368
11,500	Sybase, Inc. (a)	265,995
4,500	TIBCO Software, Inc. (a)	33,255
2,700	Wind River Systems, Inc. (a)	31,779
		2,477,938

Specialty Retail — 3.3%
2,550	Aeropostale, Inc. (a)	48,603
16,000	Asbury Automotive Group, Inc.	316,960
15,200	Brown Shoe Co., Inc.	294,880
7,700	Collective Brands, Inc. (a)	169,862
17,100	CSK Auto Corp. (a)	182,115
14,300	Gymboree Corp. (a)	503,932
7,700	Jos. A. Bank Clothiers, Inc. (a)	257,334
15,200	Men's Wearhouse, Inc.	767,904
22,200	Rent-A-Center, Inc. (a)	402,486
		2,944,076

Textiles, Apparel & Luxury Goods — 2.2%
2,800	Columbia Sportswear Co.	154,868
2,900	Deckers Outdoor Corp. (a)	318,420
9,300	Kellwood Co.	158,565

21,600	Maidenform Brands, Inc. (a)	343,008
4,600	Movado Group, Inc.	146,832
900	Oxford Industries, Inc.	32,508
13,400	Perry Ellis International, Inc. (a)	371,314
7,800	Skechers U.S.A., Inc., Class A (a)	172,380
5,000	Steven Madden Ltd.	94,750
4,100	UniFirst Corp.	153,586
		1,946,231

Thrifts & Mortgage Finance — 1.3%
1,000	Accredited Home Lenders Holding Co. (a)	11,670
4,400	BankUnited Financial Corp., Class A	68,376
19,400	Corus Bankshares, Inc.	252,588
2,300	Downey Financial Corp.	132,940
2,200	Federal Agricultural Mortgage Corp., Class C	64,592
10,057	First Niagara Financial Group, Inc.	142,307
1,200	First Place Financial Corp.	21,240
2,100	FirstFed Financial Corp. (a)	104,055
5,200	Franklin Bank Corp. (a)	47,840
1,200	Imperial Capital Bancorp, Inc.	33,900
14,400	Ocwen Financial Corp. (a)	135,792
5,900	United Community Financial Corp.	42,598
3,200	WSFS Financial Corp.	199,680
		1,257,578

Tobacco — 0.7%
71,000	Alliance One International, Inc. (a)	464,340
2,600	Universal Corp.	127,270
		591,610

Trading Companies & Distributors — 1.3%
31,175	Applied Industrial Technologies, Inc.	961,125
7,100	BlueLinx Holdings, Inc.	49,984
4,700	Kaman Corp.	162,432
		1,173,541

Wireless Telecommunication Services — 0.7%
9,200	Centennial Communications Corp. (a)	93,104
17,700	Dobson Communications Corp. (a)	226,383
6,500	Rural Cellular Corp., Class A (a)	282,750
2,400	Syniverse Holdings, Inc. (a)	38,160
		640,397
	Total Long-Term Investments
	(Cost $78,112,839)	88,050,724

Short-Term Investments — 1.5%

Investment Company — 1.3%
1,199,336	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	1,199,336
(Cost $1,199,336)

PRINCIPAL AMOUNT ($)

U.S. Treasury Obligation — 0.2%
190,000	U.S. Treasury Notes, 4.25%, 11/30/07 (k)	190,074
(Cost $189,647)
Total Short-Term Investments

(Cost $1,388,983)	1,389,410

Total Investments — 98.8%
(Cost $79,501,822)	89,440,134

Other Assets in Excess of Liabilities — 1.2%	1,113,682

NET ASSETS — 100.0%	$90,553,816

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED APPRECIATION
	Long Futures Outstanding
6	Russell 2000 Index	December, 2007	$2,439,600	$98,072

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,833,075
Aggregate gross unrealized depreciation	(6,894,756)
Net unrealized appreciation/depreciation	$9,938,319

Federal income tax cost of investments	$79,501,815

JPMorgan U.S. Large Cap Core Equity Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.2%

Common Stocks — 99.2%

Aerospace & Defense — 3.9%
4,775	Boeing Co.	501,327
9,175	Raytheon Co.	585,549
11,175	United Technologies Corp.	899,364
		1,986,240

Auto Components — 1.6%
6,900	Johnson Controls, Inc.	814,959

Beverages — 1.3%
6,475	Coca-Cola Co. (The)	372,118
3,000	Molson Coors Brewing Co., Class B	299,010
		671,128

Biotechnology — 0.9%
7,775	Amgen, Inc. (a)	439,832

Capital Markets — 2.0%
9,900	Morgan Stanley	623,700
20,000	TD AMERITRADE Holding Corp. (a)	364,400
		988,100

Chemicals — 2.0%
6,325	Praxair, Inc.	529,782
8,600	Rohm & Haas Co.	478,762
		1,008,544

Commercial Banks — 2.5%
12,175	Wachovia Corp.	610,576
18,100	Wells Fargo & Co.	644,722
		1,255,298

Communications Equipment — 5.3%
47,275	Cisco Systems, Inc. (a)	1,565,275
28,025	Corning, Inc.	690,816
9,275	QUALCOMM, Inc.	391,962
		2,648,053

Computers & Peripherals — 6.5%
2,350	Apple, Inc. (a)	360,819
29,275	Dell, Inc. (a)	807,990
21,625	Hewlett-Packard Co.	1,076,709
8,875	International Business Machines Corp.	1,045,475
		3,290,993

Construction Materials — 0.8%
12,800	Cemex S.A.B. de C.V. ADR (Mexico) (a)	382,976

Consumer Finance — 2.2%
10,375	American Express Co.	615,964
7,100	Capital One Financial Corp.	471,653
		1,087,617

Diversified Financial Services — 5.4%
24,400	Bank of America Corp.	1,226,588
31,550	Citigroup, Inc.	1,472,438

2,699,026

Diversified Telecommunication Services — 1.9%
21,375	Verizon Communications, Inc.	946,485

Electric Utilities — 2.3%
10,700	American Electric Power Co., Inc.	493,056
12,075	Edison International	669,559
		1,162,615

Electronic Equipment & Instruments — 0.3%
3,512	Tyco Electronics Ltd. (Bermuda)	124,430

Energy Equipment & Services — 2.2%
5,300	Baker Hughes, Inc.	478,961
6,100	Schlumberger Ltd.	640,500
		1,119,461

Food & Staples Retailing — 4.6%
9,375	CVS/Caremark Corp.	371,531
24,375	Safeway, Inc.	807,056
26,550	Wal-Mart Stores, Inc.	1,158,908
		2,337,495

Food Products — 0.7%
10,133	Kraft Foods, Inc., Class A	349,690

Health Care Equipment & Supplies — 0.5%
4,575	Baxter International, Inc.	257,481

Health Care Providers & Services — 2.6%
13,375	Cardinal Health, Inc.	836,339
5,875	WellPoint, Inc. (a)	463,655
		1,299,994

Hotels, Restaurants & Leisure — 3.1%
15,900	McDonald's Corp.	866,073
8,600	Royal Caribbean Cruises Ltd.	335,658
11,100	Wyndham Worldwide Corp.	363,636
		1,565,367

Household Products — 1.6%
11,675	Procter & Gamble Co.	821,219

Industrial Conglomerates — 2.4%
25,875	General Electric Co.	1,071,225
3,512	Tyco International Ltd. (Bermuda)	155,722
		1,226,947

Insurance — 5.0%
6,575	Allstate Corp. (The)	376,024
6,050	AMBAC Financial Group, Inc.	380,606
21,925	Genworth Financial, Inc., Class A	673,755
5,675	Hartford Financial Services Group, Inc.	525,221
11,075	Travelers Cos., Inc. (The)	557,516
		2,513,122

Internet Software & Services — 2.5%
1,100	Google, Inc., Class A (a)	623,997
24,000	Yahoo!, Inc. (a)	644,160
		1,268,157

Machinery — 1.9%
5,800	Caterpillar, Inc.	454,894

9,500	Dover Corp.	484,025
938,919

Media — 4.2%
40,750	Comcast Corp., Special Class A (a)	976,370
51,900	News Corp., Class A	1,141,281
		2,117,651

Multiline Retail — 0.7%
5,675	J.C. Penney Co., Inc.	359,625

Oil, Gas & Consumable Fuels — 8.7%
7,775	Chevron Corp.	727,584
4,200	Devon Energy Corp.	349,440
39,150	El Paso Corp.	664,376
16,850	Exxon Mobil Corp.	1,559,636
4,750	Marathon Oil Corp.	270,845
12,950	Occidental Petroleum Corp.	829,836
		4,401,717

Pharmaceuticals — 8.0%
12,400	Abbott Laboratories	664,888
3,725	Johnson & Johnson	244,732
18,700	Merck & Co., Inc.	966,603
40,235	Pfizer, Inc.	982,941
21,200	Schering-Plough Corp.	670,556
3,625	Sepracor, Inc. (a)	99,688
8,850	Wyeth	394,267
		4,023,675

Road & Rail — 2.1%
20,650	Norfolk Southern Corp.	1,071,941

Semiconductors & Semiconductor Equipment — 1.8%
22,400	Altera Corp.	539,392
9,500	Texas Instruments, Inc.	347,605
		886,997

Software — 3.6%
50,600	Microsoft Corp.	1,490,676
13,975	Oracle Corp. (a)	302,559
		1,793,235

Thrifts & Mortgage Finance — 1.2%
10,500	Freddie Mac	619,605

Tobacco — 2.4%
17,100	Altria Group, Inc.	1,188,963

Wireless Telecommunication Services — 0.5%
13,767	Sprint Nextel Corp.	261,573

Total Long-Term Investmets	49,929,130
(Cost $38,666,353)

Short-Term Investment — 0.5%

Investment Company — 0.5%
238,968	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	238,968
(Cost $238,968)

Total Investments — 99.7%	50,168,098
(Cost $38,905,321)	173,477

Other Assets in Excess of Liabilities — 0.3%	$ 50,341,575

NET ASSETS — 100.0%

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,902,320
Aggregate gross unrealized depreciation	(639,543)
Net unrealized appreciation/depreciation	$11,262,777

Federal income tax cost of investments	$38,905,321

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007